Stock-based Compensation (Schedule of Allocated Stock-Based Compensation) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation
Total	$ (2,552)	$ 97,420	$ 272	$ 193,585	$ 283,692	$ 2,262,540
General and Administrative Expense [Member]
Stock-based compensation
Total	(2,552)	61,098	272	120,228	185,478	2,043,386
Research and Development Expense [Member]
Stock-based compensation
Total		$ 36,322		$ 73,357	$ 98,214	$ 219,154